Financial and capital risk management (Details 7) $ in Millions	Jun. 30, 2025 USD ($)
Bunker Crude Oil [Member] | Risk Bunker Oil Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 6
Bunker Crude Oil [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(139)
Bunker Crude Oil [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(390)
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(5)
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(25)
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(45)
Hedge Fixed Price Nickel Sales [Member] | Risk Nickel Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(3)
Hedge Fixed Price Nickel Sales [Member] | Risk Nickel Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(16)
Hedge Fixed Price Nickel Sales [Member] | Risk Nickel Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (29)